Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2010 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 06, 2017
Fidelity Advisor Freedom 2010 Fund - Class Z6
Bar Chart Table:
Annual Return 2018	(3.12%)
Annual Return 2019	14.92%
Annual Return 2020	11.00%
Annual Return 2021	5.55%
Annual Return 2022	(13.15%)
Annual Return 2023	9.77%